Related Party Transactions - Schedule of Amounts Owed from and to Related Parties (Details) ¥ in Thousands, $ in Thousands	Feb. 28, 2021 CNY (¥)	Feb. 28, 2021 USD ($)	Feb. 29, 2020 CNY (¥)
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 1,495	$ 231	¥ 1,323
Non-controlling Interest Shareholders of VIE's Subsidiaries
Related Party Transaction [Line Items]
Amounts due to related parties	1,390	215	1,290
Others
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 105	$ 16	¥ 33